Transactions and Balances with Related Parties (Schedule of Balances with Related Parties) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
Trade receivables		$ 117	$ 216
Other receivables	$ (100)	$ (148)	$ (154)